EQUITY-BASED COMPENSATION (Details) $ / shares in Units, shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) employee $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Nov. 30, 2020 shares	Nov. 25, 2020 shares	Apr. 29, 2020 shares	Dec. 11, 2019 shares	Oct. 04, 2019 shares	Apr. 30, 2019 shares	Oct. 23, 2018 shares	May 21, 2018 shares	Apr. 17, 2018 shares	Dec. 22, 2016 shares	Sep. 11, 2015 shares	May 18, 2015 shares	Nov. 03, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity-based employee compensation plans			9		9
Aggregate shares authorized for issuance | shares					0
Total unrecognized compensation cost	$ 2,600,000		$ 2,600,000
Weighted-average period			3 years 4 months 24 days		3 years 7 months 6 days
Weighted average grant date fair value | $ / shares					$ 0.84	$ 0.36	$ 0.27
Total fair value of vested			$ 800,000		$ 1,800,000	$ 900,000	$ 800,000
Weighted-average remaining contractual term for stock options					7 years 6 months
Total unrecognized compensation cost related to non-vested stock options					$ 14,700,000
Weighted average grant date fair value of stock options granted | $ / shares					$ 0.84
Contractual term of awards					10 years
Compensation expense	200,000	$ 300,000	$ 500,000	$ 500,000	$ 1,100,000	$ 900,000	$ 1,300,000
Profits interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost					$ 3,300,000
Weighted-average period					3 years 4 months 24 days
Weighted average grant date fair value | $ / shares					$ 0.19	$ 0.03	$ 0.02
Total fair value of vested					$ 700,000	$ 1,000,000.0	$ 1,300,000
Restricted interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
Purchase price					$ 0
Vesting period upon occurrence after initial public offering					6 months
Vesting period upon occurrence after expiration of lock-up period in connection with initial public offering					30 days
Weighted-average remaining contractual term			8 years 6 months
Total unrecognized compensation cost					$ 18,600,000
Weighted average grant date fair value | $ / shares					$ 2.25	$ 1.80	$ 0
Total fair value of vested					$ 0	$ 0	$ 0
Total unrecognized compensation cost related to non-vested stock options	18,300,000		$ 18,300,000
Compensation expense	$ 0	0	$ 0	0	$ 0	0	0
Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares authorized for issuance | shares	38,000		38,000		38,100
Vesting period					4 years
Weighted-average remaining contractual term			7 years 10 months 24 days
Total unrecognized compensation cost	$ 12,300,000		$ 12,300,000
Weighted-average period			3 years 1 month 6 days
Aggregate intrinsic value of outstanding and exercisable	0		$ 0		$ 0
Weighted-average remaining contractual term for stock options			8 years		8 years 9 months 18 days
Weighted average grant date fair value of stock options granted | $ / shares					$ 0.84
Total fair value of stock options vested			$ 3,900,000
Compensation expense	$ 1,100,000	$ 400,000	$ 2,300,000	$ 900,000	$ 2,200,000	$ 1,000,000.0	$ 1,000,000.0
MIP LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares authorized for issuance | shares					400				2,985	15,227	3,725	250	3,988	4,769	1,000	3,920	15,250	7,000	1,523	8,000
MIP RI LLC | Restricted interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares authorized for issuance | shares					10,100
Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares authorized for issuance | shares					68,000
Vesting period					4 years
Weighted-average period			6 years 4 months 24 days
Weighted average grant date fair value | $ / shares			$ 0
Management Incentive Plan | Profits interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining contractual term					6 years 10 months 24 days
Weighted average grant date fair value | $ / shares					$ 0.19
Management Incentive Plan | Restricted interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining contractual term					9 years
Weighted average grant date fair value | $ / shares					$ 2.25
Management Incentive Plan | MIP LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares authorized for issuance | shares	68,000		68,000		68,037
MIP Plan VIII
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares authorized for issuance | shares					18,200
MIP Plan VIII | MIP RI LLC | Restricted interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares authorized for issuance | shares								700
MIP Plan VII | MIP RI LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares authorized for issuance | shares	10,100		10,100
MIP Plan VII | MIP RI LLC | Restricted interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares authorized for issuance | shares						9,400